LOANS RECEIVABLE - Schedule of Outstanding Loans Receivable to be Repaid (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
2025	$ 51,286	$ 476,620
Loans receivable, current and non-current	$ 464,766	$ 476,620	$ 387,364